Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 27, 2014
Prospectus Date	Oct. 27, 2014
Portfolio 21 Global Equity Fund | Class R
Risk/Return:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Class I
Risk/Return:
Trading Symbol	PORIX